Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - Business segments [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 7,473,169	$ 7,201,853	$ 11,008,532	$ 12,882,250
Cost of Sales	4,562,831	4,076,549	(6,248,757)	(7,546,180)
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	6,856,190	6,735,189	10,548,324	12,178,231
Cost of Sales	4,234,896	3,829,659	(5,994,087)	(6,742,300)
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	616,859	251,797	378,853
Cost of Sales	327,845	90,785	(133,905)
Agricultural products (food) sales [Member]
Segment Reporting Information [Line Items]
Revenues	120	214,867	81,355	704,019
Cost of Sales	$ 90	$ 156,105	$ (120,765)	$ (803,880)